Capital Stock (Details)				1 Months Ended
	Oct. 01, 2019	Dec. 11, 2018	Jun. 06, 2018	Jan. 23, 2020	Aug. 21, 2019	Nov. 24, 2017
Stockholders' Equity Note [Abstract]
Expected life of the options	5 years	5 years	5 years	5 years	5 years	5 years
Expected volatility		265.00%	262.00%			198.00%
Expected dividend yield		0.00%	0.00%			0.00%
Risk-free interest rate		2.03%	2.16%			1.63%